VIA EDGAR

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549-0506

Re:	Retirement Builder Variable Annuity Account

File No. 811-07689, CIK 0001016809

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Retirement Builder Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the semi annual report for the following underlying management investment companies: AEGON/Transamerica Series Trust, AIM Variable Insurance Funds, I, AllianceBernstein Variable Products Series Fund, Inc., Davis Variable Account Fund, Inc., Evergreen Variable Annuity Trust, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, MFS® Variable Insurance Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust, and Fidelity Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

•	On August 31, 2007, AEGON/Transamerica Series Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000778207);

•	On August 23, 2007, AIM Variable Insurance Funds filed its semi annual report with the Commission via EDGAR (CIK: 0000896435);

•	On August 27, 2007, AllianceBernstein Variable Products Series Fund, Inc. filed its semi annual report with the Commission via EDGAR (CIK: 0000825316);

•	On August 23, 2007, Davis Variable Account Fund, Inc. filed its semi annual report with the Commission via EDGAR (CIK: 0001084060);

•	On August 17, 2007, Evergreen Variable Annuity Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000928754);

•	On August 30, 2007, Federated Insurance Series filed its semi annual report with the Commission via EDGAR (CIK: 0000912577);

•	On August 20, 2007, Franklin Templeton Variable Insurance Products Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000837274);

•	On August 23, 2007, MFS® Variable Insurance Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000918571);

•	On August 28, 2007, Oppenheimer Variable Account Funds filed its semi annual report with the Commission via EDGAR (CIK: 0000752737);

Securities and Exchange Commission

•	On August 29, 2007, Putnam Variable Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000822671); and

•	On August 27, 2007, Fidelity Variable Insurance Products Fund filed its semi annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Vice President
Transamerica Life Insurance Company